As filed with the Securities and Exchange Commission on November 5, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811 - 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc. (Unaudited) Schedule of Investments September 30, 2008

Shares	Value
COMMON STOCKS - 99.2%
Advertising: 1.2%
33,000	Omnicom Group, Inc.	$1,272,480

Bank (Money Center): 3.9%
79,000	Citigroup, Inc.	1,620,290
54,000	J.P. Morgan Chase & Co.	2,521,800
		4,142,090
Bank (Processing): 0.8%
25,000	Bank of New York Mellon Corp.	814,500

Bank (Super Regional): 3.5%
103,784	Bank of America Corp.	3,632,440

Cable Television: 3.5%
185,000	Comcast Corp.	3,648,200

Computers and Peripherals: 3.2%
203,000	Dell, Inc. *	3,345,440

Computer Software and Services: 4.0%
158,000	Microsoft Corp.	4,217,020

Diversified Operations: 10.4%
51,800	3M Co.	3,538,458
148,000	General Electric Co.	3,774,000
102,000	Tyco International Ltd.	3,572,040
		10,884,498
Drug: 5.7%
81,000	Bristol-Myers Squibb Co.	1,688,850
56,200	Pfizer, Inc.	1,036,328
87,000	Wyeth	3,213,780
		5,938,958
Drug Store: 2.3%
78,000	Walgreen Co.	2,414,880

Electronic Components: 1.8%
69,575	Tyco Electronics Ltd.	1,924,444

Financial Services: 1.5%
45,000	American Express Co.	1,594,350

Hotels/Gaming/Cruise Lines: 2.1%
63,000	Carnival Corp.	2,227,050

Human Resources: 2.8%
199,000	Monster Worldwide, Inc. *	2,967,090

Hypermarkets & Supercenters: 3.4%
60,200	Wal-Mart Stores, Inc.	$3,605,378

Matrix Advisors Value Fund, Inc. (Unaudited) Schedule of Investments September 30, 2008

Shares	Value
Internet: 2.4%
75,000	eBay, Inc. *	1,678,500
50,000	Yahoo! Inc. *	865,000
		2,543,500
Medical Supplies: 3.1%
60,000	Covidien Ltd.	3,225,600

Metals and Mining: 2.3%
105,000	Alcoa, Inc.	2,370,900

Multimedia: 3.5%
279,000	Time Warner, Inc.	3,657,690

Oil/Gas (Domestic): 4.2%
47,800	Devon Energy Corp.	4,359,360

Petroleum (Integrated): 8.1%
50,500	ChevronTexaco Corp.	4,165,240
59,300	ConocoPhillips	4,343,725
		8,508,965
Petroleum (Refining): 2.5%
87,000	Valero Energy Corp.	2,636,100

Printing & Publishing: 2.9%
98,000	The McGraw-Hill Companies, Inc.	3,097,780

Retail (Special Lines): 3.2%
149,000	Staples, Inc.	3,352,500

Securities Brokerage: 4.6%
89,000	Merrill Lynch & Co., Inc.	2,251,700
112,000	Morgan Stanley	2,576,000
		4,827,700
Semiconductor: 5.2%
115,500	Analog Devices, Inc.	3,043,425
130,000	Intel Corp.	2,434,900
		5,478,325
Semiconductor (Capital Equipment): 3.4%
180,000	Novellus Systems, Inc. *	3,535,200

Telecommunications (Equipment): 3.7%
174,000	Cisco Systems, Inc. *	3,925,440

TOTAL COMMON STOCKS (Cost $111,491,524)		104,147,878

SHORT TERM INVESTMENTS: 1.2%
1,312,292	Fidelity Institutional Money Market Portfolio	1,312,292

TOTAL SHORT TERM INVESTMENTS (Cost $1,312,292)		1,312,292

TOTAL INVESTMENTS (Cost $112,803,817): 100.4%		105,460,170
LIABILITIES IN EXCESS OF OTHER ASSETS: (0.4)%		(444,703)
TOTAL NET ASSETS: 100.0%		$105,015,467

* Non Income Producing

Matrix Advisors Value Fund, Inc. (Unaudited) Schedule of Investments September 30, 2008

Shares	Value
The cost basis of investment for federal income tax purposes at September 30, 2008, was as follows+:

Cost of investments	$112,803,817
Gross unrealized appreciation	7,941,669
Grossunrealized depreciation	(15,285,314)
Net unrealized appreciation	$(7,343,645)

+Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments++
Level 1 - Quoted prices	$105,460,170	$-
Level 2 - Other significant observable inputs	$-	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$105,460,170	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By /s/ David A. Katz
                            David A. Katz, President and Treasurer

Date   November 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ David A. Katz
                             David A. Katz, President and Treasurer

Date   November 3, 2008